CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (2,123,046)	$ (6,698)	$ (4,361,523)	$ (9,249)	$ (39,733)	$ (32,750)
Adjustments to reconcile net income (loss) to net cash provided (used) by operating activities:
Amortization expense	7	8	15	15
Common stock issued for services, investor relations			236,250	0
Stock options issued for services, development			65,092	0
Stock options issued for services, general and administrative			1,258,648	0
Stock options issued for officers and directors			1,458,730	0
Stock options issued for services, investor relations			390,170	0
Changes in assets and liabilities:
Increase in prepaid expenses and deposits			(25,000)	0	63	(173)
Increase in accounts payable			60,284	8,592	(3,024)	4,389
Increase (decrease) in income tax payable					0	0
Increase in accrued liabilities			164,828	0
Decrease in accrued interest			(4,039)	0
Net cash used by operating activities			(756,545)	(642)	(42,694)	(28,534)
Cash flows from investing activities
Patent applications			(79,733)	0
Net cash provided by investing activities			(79,733)	0
Cash flows from financing activities
Advances payable to related party			(227)	700
Proceeds from issuances of common stock			983,693	0
Conversion of options			3,750	0
Cash received from merger			48,380	0
Net cash provided by financing activities			1,035,596	700
Increase in cash and cash equivalents			199,318	58	(42,694)	(28,534)
Cash, beginning of period			60,125	102,819	102,819	131,353
Cash, end of period	$ 250,000	$ 58	250,000	58	60,125	102,819
Supplemental Cash Flow Information
Interest Paid, Net			6,115	0	0	0
Income taxes paid			0	0	$ 0	$ 0
Common stock issued to retire convertible debt			$ 210,000	$ 0